Investments accounted for using equity method (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Goodwill	$ 127,592,056	$ 136,969,434
Cerveceria Austral Sa [Member]
IfrsStatementLineItems [Line Items]
Goodwill	1,894,770	1,894,770
Aguas Danone De Argentina S A [Member]
IfrsStatementLineItems [Line Items]
Goodwill	72,589	104,552
Aguas De Origen S A [Member]
IfrsStatementLineItems [Line Items]
Goodwill	3,017,505	2,336,251
Joint Venture And Associate [Member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 4,984,864	$ 4,335,573